SHARE CAPITAL AND OTHER RESERVES - Share capital (Details) - USD ($)		12 Months Ended
	May 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL AND OTHER RESERVES
Gross proceeds		$ 0	$ 0	$ 15,019,000
Total share issuance costs		$ 0	$ 0	$ 1,165,580
IPO
SHARE CAPITAL AND OTHER RESERVES
Shares issued (in shares)	3,754,750
Price per common share	$ 4
Gross proceeds	$ 15,019,000
Total share issuance costs	$ 1,165,580
Number of warrants issued	262,833